INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 3,283,103	$ 3,342,733	$ 3,439,266
Less: Accumulated amortization	(285,967)	(256,827)	(193,582)
Total	2,997,136	3,085,906	3,245,684
Land Use Right [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	3,268,621	3,327,987	3,424,094
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	7,563	7,701	7,923
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 6,919	$ 7,045	$ 7,249